STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 13, 2024	May 14, 2024	Feb. 28, 2024	Aug. 17, 2023	May 17, 2023	Mar. 06, 2023	May 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)										600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)										300,000,000		300,000,000		300,000,000
Preferred stock, shares authorized (in shares)										300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)										95,012,000		95,012,000		94,929,000
Preferred stock, shares outstanding (in shares)										0		0		0
Common stock initially reserved for issuance (in shares)										7,400,000		7,400,000
Shares available for future issuance (in shares)										5,200,000		5,200,000
Shares available for future issuance under awards granted (in shares)										2,000,000.0		2,000,000.0
Stock-based compensation expense										$ 2,000	$ 1,600	$ 6,100	$ 4,400
Unrecognized compensation cost										8,300		8,300
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08		$ 0.08
Value of cash dividend paid							$ 15,200		$ 7,600
Amount available to declare or pay a dividend										665,600		665,600
Net gains (losses)										21,515	53,985	175,016	126,775
Interest expense										17,473	20,899	54,209	62,359
Cost of sales										$ 1,898,375	$ 1,876,292	$ 5,748,577	$ 5,631,021
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years